Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Liabilities

12. ACCRUED LIABILITIES

Accrued liabilities consisted of the following as of March 31, 2025 and December 31, 2024, in thousands.

	March 31, 2025	December 31, 2024
Salaries, wages and benefits	$3,248	$2,954
Passenger Taxes	9,222	6,254
Aircraft fuel	1,445	993
Contracted ground and aviation services	1,900	1,025
Maintenance	1,232	954
Aircraft Rent	3,296	2,981
Other	3,662	5,257
Accrued liabilities	$24,005	$20,418

15. ACCRUED LIABILITIES

Accrued liabilities consisted of the following as of December 31 in thousands:

	December 31, 2024	December 31, 2023
Salaries, wages and benefits	$2,954	$2,899
Passenger Taxes	6,254	2,317
Aircraft fuel	993	1,435
Contracted ground and aviation services	1,025	2,200
Maintenance	954	1,081
Aircraft Rent	2,981	3,384
Other	5,257	4,149
Accrued liabilities	$20,418	$17,465